Liabilities by Maturity - Schedule of Maturity of Financial And Non-Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		€ 34,826	[1]		€ 37,330		€ 36,821
Customer deposits		574,355	[1]		555,729	[2]
Financial liabilities at fair value through profit or loss
- other trading liabilities		6,717			9,687
- trading derivatives		21,325			21,528
- Non-trading derivatives		2,215	[1]		2,299
- designated at fair value through profit or loss		47,684	[1]		59,179
Debt securities in issue		118,528	[1]		119,751
Subordinated loans		16,588	[1]		13,724		€ 15,968
Lease Liabilities		1,507		€ 1,301
Financial liabilities		823,745			819,228
Other liabilities	[3]	12,886			15,524
Non-financial liabilities		12,886			15,524
Total liabilities		836,631	[1]		834,751
Coupon interest due on financial liabilities		13,271			12,971
Less than 1 month [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	[4]	9,903			10,506
Customer deposits	[4]	540,544			515,094	[2]
Financial liabilities at fair value through profit or loss
- other trading liabilities	[4]	4,666			4,075
- trading derivatives	[4]	1,589			1,711
- Non-trading derivatives	[4]	379			458
- designated at fair value through profit or loss	[4]	27,048			34,914
Debt securities in issue	[4]	2,616			4,066
Lease Liabilities	[4]	16
Financial liabilities	[4]	586,762			570,824
Other liabilities	[3],[4]	7,916			10,560
Non-financial liabilities	[4]	7,916			10,560
Total liabilities	[4]	594,677			581,384
Coupon interest due on financial liabilities	[4]	574			842
1-3 months [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		847			1,068
Customer deposits		13,892			17,354	[2]
Financial liabilities at fair value through profit or loss
- other trading liabilities		646			1,318
- trading derivatives		1,492			1,873
- Non-trading derivatives		91			312
- designated at fair value through profit or loss		10,467			11,753
Debt securities in issue		13,278			20,961
Lease Liabilities		39
Financial liabilities		40,753			54,639
Other liabilities	[3]	820			899
Non-financial liabilities		820			899
Total liabilities		41,573			55,538
Coupon interest due on financial liabilities		692			659
3-12 months [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		12,011			1,940
Customer deposits		13,784			16,086	[2]
Financial liabilities at fair value through profit or loss
- other trading liabilities		436			1,465
- trading derivatives		3,312			3,680
- Non-trading derivatives		152			252
- designated at fair value through profit or loss		1,885			4,115
Debt securities in issue		35,915			30,282
Subordinated loans					0
Lease Liabilities		161
Financial liabilities		67,656			57,820
Other liabilities	[3]	2,361			2,455
Non-financial liabilities		2,361			2,455
Total liabilities		70,017			60,275
Coupon interest due on financial liabilities		1,482			1,719
1-5 years [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		10,280			21,571
Customer deposits		3,646			4,695	[2]
Financial liabilities at fair value through profit or loss
- other trading liabilities		568			888
- trading derivatives		7,771			6,855
- Non-trading derivatives		616			988
- designated at fair value through profit or loss		2,938			3,519
Debt securities in issue		36,895			41,068
Subordinated loans		1,780			1,713
Lease Liabilities		668
Financial liabilities		65,160			81,297
Other liabilities	[3]	728			1,044
Non-financial liabilities		728			1,044
Total liabilities		65,888			82,341
Coupon interest due on financial liabilities		5,790			5,626
Over 5 Years [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks		1,965			2,242
Customer deposits		2,381			2,500	[2]
Financial liabilities at fair value through profit or loss
- other trading liabilities		333			1,655
- trading derivatives		7,011			6,035
- Non-trading derivatives		440			866
- designated at fair value through profit or loss		5,089			4,921
Debt securities in issue		26,592			21,413
Subordinated loans		7,455			6,497
Lease Liabilities		643
Financial liabilities		51,909			46,129
Other liabilities	[3]	1,061			566
Non-financial liabilities		1,061			566
Total liabilities		52,970			46,695
Coupon interest due on financial liabilities		4,355			3,839
Maturity not applicable [member]
Financial liabilities at fair value through profit or loss
- designated at fair value through profit or loss		7
Subordinated loans		6,941			5,339
Financial liabilities		6,948			5,339
Total liabilities		6,948			5,339
Coupon interest due on financial liabilities		379			287
Adjustment [member]
Disclosure Of Liabilities By Maturity Schedule [Line Items]
Deposits from banks	[5]	(180)			2
Customer deposits	[5]	108
Financial liabilities at fair value through profit or loss
- other trading liabilities	[5]	68			286
- trading derivatives	[5]	151			1,374
- Non-trading derivatives	[5]	539			(577)
- designated at fair value through profit or loss	[5]	251			(43)
Debt securities in issue	[5]	3,231			1,961
Subordinated loans	[5]	411			176
Lease Liabilities	[5]	(21)
Financial liabilities	[5]	4,557			3,180
Total liabilities	[5]	€ 4,557			€ 3,180

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]	Prior period amounts for coupon interest have been updated to improve consistency and comparability.
[3]	Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.
[4]	Includes liabilities on demand.
[5]

This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting, and for derivatives, to the fact that the contractual cash fl ows are presented on a gross basis (unless the cash flows are actually settled net).